LOANS TO THIRD PARTIES-SHORT TERM (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Loans to third parties-short term	¥ 141,564,073	$ 19,761,583	¥ 208,928,370
Working fund to third party companies
ACCOUNTS RECEIVABLE, NET
Loans to third parties-short term	¥ 141,564,073	$ 19,761,583	¥ 208,928,370